Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Six Months Ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Net Loss Attributable to Roan Holding Group Co., Ltd.’s shareholders	$(527,427)	$(246,256)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887

Earnings per share
Net loss per share - Basic and Diluted	$(0.02)	$(0.01)